                   UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT

                                   PROSPECTUS

This prospectus describes a group variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company," "us" or "we") designed to fund plans ("Plans") established under section 401 of the Internal Revenue Code of 1986, as amended (the "Code") that have entered into an agreement for administrative services with a third party administrator ("TPA"). These services are separate and distinct from the Contract. A separate fee is payable to the TPA by the Plan in connection with these administrative services. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code. The Company is not a party to the Plan. The Contract is not available to new purchasers. Current Contract Owners may make additional purchase payments and enroll new Participants in the Plan funded by the Contract.

Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The Contract's value will vary daily to reflect the investment experience of the Funding Options you select and the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Harris Oakmark International
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Janus Forty Portfolio -- Class A
  American Funds Growth-Income Fund                Lazard Mid Cap Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     Lord Abbett Bond Debenture
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class A
  Contrafund(R) Portfolio                          Lord Abbett Growth and Income
  Mid Cap Portfolio                                   Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Lord Abbett Mid Cap Value
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Franklin Small-Mid Cap Growth Securities         PIMCO Total Return Portfolio -- Class B
     Fund                                          Pioneer Fund Portfolio -- Class A
  Templeton Developing Markets Securities          Pioneer Strategic Income Portfolio -- Class
     Fund                                             A
  Templeton Foreign Securities Fund                Third Avenue Small Cap Value
JANUS ASPEN SERIES -- SERVICE SHARES                  Portfolio -- Class B
  Enterprise Portfolio                             Van Kampen Comstock Portfolio -- Class B
LEGG MASON PARTNERS EQUITY TRUST -- CLASS A      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Small Cap Value Fund         Barclays Capital Aggregate Bond Index
LEGG MASON PARTNERS INCOME TRUST -- CLASS A           Portfolio -- Class A
  Legg Mason Corporate Bond Portfolio              BlackRock Aggressive Growth
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             Portfolio -- Class D
  Legg Mason Partners Variable Aggressive          BlackRock Bond Income Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Legacy Large Cap Growth
  Legg Mason Partners Variable Appreciation           Portfolio -- Class A
     Portfolio -- Class I                          Davis Venture Value Portfolio -- Class A
  Legg Mason Partners Variable Capital and         FI Value Leaders Portfolio -- Class D
     Income Portfolio -- Class I                   Jennison Growth Portfolio -- Class B
  Legg Mason Partners Variable Fundamental         MetLife Aggressive Allocation
     Value Portfolio -- Class I                       Portfolio -- Class B
  Legg Mason Partners Variable Investors           MetLife Conservative Allocation
     Portfolio -- Class I                             Portfolio -- Class B
  Legg Mason Partners Variable Large Cap           MetLife Conservative to Moderate Allocation
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Partners Variable Small Cap           MetLife Moderate Allocation
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Partners Variable Social              MetLife Moderate to Aggressive Allocation
     Awareness Portfolio                              Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST          MetLife Stock Index Portfolio -- Class A
  Legg Mason Partners Variable Adjustable          MFS(R) Total Return Portfolio -- Class F
     Rate Income Portfolio                         MFS(R) Value Portfolio -- Class A
  Legg Mason Partners Variable Diversified         Morgan Stanley EAFE(R) Index
     Strategic Income Portfolio                       Portfolio -- Class A
  Legg Mason Partners Variable Global High         Russell 2000(R) Index Portfolio -- Class A
     Yield Bond Portfolio -- Class I               T. Rowe Price Large Cap Growth
  Legg Mason Partners Variable Money Market           Portfolio -- Class B
     Portfolio                                     T. Rowe Price Small Cap Growth
MET INVESTORS SERIES TRUST                            Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class A        Western Asset Management U.S. Government
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class A
     E                                           TEMPLETON GROWTH FUND, INC. -- CLASS A
  Clarion Global Real Estate                       Templeton Growth Fund, Inc.
     Portfolio -- Class A


Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the Funding Options may not be available in all states.




This prospectus sets forth the information that you should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2009. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-962-5046, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED: MAY 1, 2009

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
Glossary................................................................     3
Summary:................................................................     6
Fee Table...............................................................     8
Condensed Financial Information.........................................    13
The Annuity Contract and Your Retirement Plan...........................    13
The Annuity Contract....................................................    14
  General...............................................................    14
  Contract Owner Inquiries..............................................    14
  Unallocated Contracts.................................................    14
  Purchase Payments.....................................................    15
  Crediting Purchase Payments...........................................    15
  Accumulation Units....................................................    15
  Contract Value........................................................    15
  The Funding Options...................................................    16
  Metropolitan Series Fund, Inc. Asset Allocation Portfolios............    21
Charges and Deductions..................................................    22
  General...............................................................    22
  Surrender Charge......................................................    23
  Daily Asset Charge....................................................    24
  Variable Liquidity Benefit Charge.....................................    24
  Funding Option Charges................................................    25
  TPA Administrative Charges............................................    25
  Premium Tax...........................................................    25
  Changes in Taxes Based upon Premium or Value..........................    25
Transfers...............................................................    26
  Transfers of Contract Value between Funding Options...................    26
  Transfers From the Fixed Account......................................    26
  Market Timing/Excessive Trading.......................................    26
  Transfers from Funding Options to Contracts Not Issued by Us..........    28
  Transfers to or from Other Contracts Issued by Us.....................    28
  Transfers from Contracts Not Issued by Us.............................    28
Access to Your Money....................................................    28
Ownership Provisions....................................................    29
  Types of Ownership....................................................    29
  Contract Owner........................................................    29
  Beneficiary...........................................................    29
  Annuitant.............................................................    29
Death Benefit...........................................................    29
  Death Benefits Prior to the Maturity Date.............................    29
The Annuity Period......................................................    30
  Maturity Date.........................................................    30
  Allocation of Annuity.................................................    30
  Variable Annuity......................................................    30
  Fixed Annuity.........................................................    31
  Election of Options...................................................    31
  Retired Life Certificate..............................................    32
  Allocation of Cash Surrender Value During the Annuity Period..........    32
  Annuity Options.......................................................    32
  Variable Liquidity Benefit............................................    33
Miscellaneous Contract Provisions.......................................    33
  Contract Termination..................................................    33
  Suspension of Payments................................................    34
  Misstatement..........................................................    34
The Separate Account....................................................    34
  Performance Information...............................................    35
Federal Tax Considerations..............................................    35
  General...............................................................    36
  Separate Account Charges..............................................    37
  Qualified Contracts...................................................    37
  KEOGH Plans...........................................................    39
  401(k)Plans...........................................................    40
  Puerto Rico Tax Considerations........................................    40
Other Information.......................................................    42
  The Insurance Company.................................................    42
  Financial Statements..................................................    42
  Distribution of the Contracts.........................................    42
  Conformity with State and Federal Laws................................    44
  Voting Rights.........................................................    44
  Contract Modification.................................................    45
  Postponement of Payment (the "Emergency Procedure")...................    45
  Restrictions on Financial Transactions................................    45
  Legal Proceedings.....................................................    45
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account QPN for Variable Annuities....................................   A-1
Appendix B: Additional Information Regarding the Underlying Funds.......   B-1
Appendix C: Portfolio Legal and Marketing Names.........................   C-1
Appendix D: Contents of the Statement of Additional Information.........   D-1
Appendix E: Competing Funds.............................................   E-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previoulsy deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Cotnract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ ACCOUNT VALUE/ CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that we may designate for the purpose of administering this Contract. Contract Owners should continue to direct all inquiries to Your Third Party Administrator at 1-800-519-9117.


INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

INSURANCE COMMISSIONS DISCLOSURE FORM -- the document required under the Employee Retirement Income Security Act regarding commissions paid to agents involved in the Contract sale.

MATURITY DATE/ ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined at the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in good order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).

YOUR ACCOUNT -- Accumulation Units credited to you under this Contract.

                                    SUMMARY:

                       UNALLOCATED GROUP VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACTS? The Contracts offered by MetLife Insurance Company of Connecticut are designed for use in conjunction with certain qualified Plans including tax-qualified pension or profit-sharing Plans under Section 401 of the Code. The minimum Purchase Payment allowed is an average of $10,000 annually per Contract. The maximum Purchase Payment allowed without Company approval is $3,000,000.

Because of the size of these Contracts, the involvement of Third Party Administrators ("TPAs"), unallocated nature of the Contract, and a competitive bidding process, which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Plan to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to "custom design" a charge structure that is likely to be acceptable to a particular prospective Contract Owner.

The Contracts are issued on an unallocated basis. They are designed only for use with certain Plans where the employer has secured the services of a TPA whose services are separate and distinct from the Contracts. The Contracts are designed for use with Plans that secure the services of a TPA that We have agreed may administer these Contracts. (The Contracts are not designed for use with Plans that secure the services of any other third party administrator.) If You purchase a Contract and later wish to terminate the TPA services provided by the TPA You must also terminate the Contract.

All Purchase Payments are allocated among the available Funding Options and/or the Fixed Account under the Contract, as directed by the Contract Owner. We guarantee money directed to the Fixed Account as to principal and interest. There are not individual allocations for individual Participants. The Contract Owner, through the TPA, must maintain records of the account balance for each Participant.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income upon withdrawal, presumably when the Participant is in a lower tax bracket. The payout phase occurs when amounts attributable to a Participant are distributed from the Contract. The amount of money accumulated in the Contract determines the amount of income paid out during the payout phase.

During the payout phase of amounts attributable to a Participant, You may elect Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect for a Participant to receive payments from Your Annuity, You can choose one of a number of Annuity options.

Once You choose one of the Annuity options attributable to a Participant and payments begin, it cannot be changed. During the payout phase, those amounts will be allocated to the same investment choices as during the accumulation phase. If amounts are directed to the Funding Options, the dollar amount of the payments may increase or decrease.

WHO IS THE CONTRACT ISSUED TO? The Contract is issued to a Plan Trustee. Where We refer to "You," We are referring to the Plan Trustee. The Contracts are issued on an unallocated basis, and provide for fixed (general account) and variable (Separate Account) accumulations and Annuity payouts. Where We refer to Your Contract, We are referring to a group unallocated Contract. We hold all Purchase Payments under the Contract at Your direction. As Contract Owner, You have all rights in and obligations of the Contract. There are no Individual Accounts under the Contract for individual Participants in the Plan. We will take direction only from You or Your designee regarding the Contract.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You. Your retirement Plan provisions supersede the prospectus.

Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. You can direct the Separate Account, through its Subaccounts, to use Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on which Subaccounts You select, the Underlying Funds may be retail funds that are available to the public or they may be mutual funds that are only available to insurance company separate accounts. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. Additional restrictions may apply. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum Daily Asset Charge (also called the mortality and expense risk charge or M&E charge) of 1.50% (1.30% for unallocated Contracts in Florida) of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, we may be required by Your state to deduct a Premium Tax. For Contracts issued on or after May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first Contract Year, 4% in year two, 3% in year three, 2% in year four, 1% in year five, and 0% beginning in the sixth year. For Contracts issued before May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight, and 0% beginning in the ninth year.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, Participants will be taxed on Purchase Payments attributable to them and on any earnings upon a withdrawal or receipt of Annuity payments. If a Participant is younger than 59 1/2 when he or she makes a withdrawal, the Participant may be charged a 10% federal penalty tax on the amount withdrawn. Participants may be required by federal tax laws to begin receiving payments of amounts attributable to them or risk paying a penalty tax.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? If provided by the Contract, a death benefit is provided in the event of death of the Participant prior to the earlier of the Participant's 75(th) birthday or the Maturity Date. Death benefits may not be available in all jurisdictions. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM TRANSACTION EXPENSES

SURRENDER CHARGE:........................................................    5%(1),(2)
As a percentage of amount surrendered
VARIABLE LIQUIDITY BENEFIT CHARGE:.......................................    5%(3)


The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

---------
(1) For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:

               CONTRACT YEAR
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    SURRENDER CHARGE
------------------------     -------------    ----------------
         0 years                1 years              5%
         1 years                2 years              4%
         2 years                3 years              3%
         3 years                4 years              2%
         4 years                5 years              1%
        5 + years                                    0%


(2) For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8(th) Contract Year. The charge is as follows:

               CONTRACT YEAR
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    SURRENDER CHARGE
------------------------     -------------    ----------------
         0 years                2 years              5%
         2 years                4 years              4%
         4 years                6 years              3%
         6 years                8 years              2%
        8+ years                                     0%


(3) This withdrawal charge only applies when an Annuitant makes a surrender after beginning to receive Annuity Payments. For Contracts issued on or after May 24, 2005, the charge is as follows:

               CONTRACT YEAR
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                1 years               5%
         1 years                2 years               4%
         2 years                3 years               3%
         3 years                4 years               2%
         4 years                5 years               1%
        5+ years                                      0%

For Contracts issued before May 24, 2005, the charge is as follows:

               CONTRACT YEAR
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                2 years               5%
         2 years                4 years               4%
         4 years                6 years               3%
         6 years                8 years               2%
        8+ years                                      0%


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

RANGE OF DAILY ASSET (MORTALITY & EXPENSE RISK) CHARGE(4)

 AGGREGATE CONTRACT ASSETS     TOTAL ANNUAL DAILY ASSET CHARGE
---------------------------    -------------------------------
     $0 -- $499,999.99                      1.50%
  $500,000 -- $999,999.99                   1.30%
$1,000,000 -- $1,999,999.99                 1.20%
$2,000,000 -- $2,999,999.99                 1.10%
$3,000,000 -- $3,999,999.99                 1.00%
    $4,000,000 and over                     0.85%


We may reduce or eliminate the surrender charge and/or the daily asset charge under the Contract. See "Charges and Deductions" below.

(4)   We are waiving the following amounts of the M&E charge on these
      Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the underlying expenses that were in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; and the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth
      Portfolio -- Class B of the Metropolitan Series Fund, Inc..

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling Your TPA at 1-800-519-9117.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.29%      1.79%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --          0.80%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --          0.58%
  American Funds Growth-Income
     Fund........................    0.27%       0.25%      0.01%           --          0.53%          --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........    0.56%       0.25%      0.10%           --          0.91%          --          0.91%
  Mid Cap Portfolio..............    0.56%       0.25%      0.12%           --          0.93%          --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund.............    0.50%       0.25%      0.28%         0.02%         1.05%        0.02%         1.03%(1)
  Templeton Developing Markets
     Securities Fund.............    1.24%       0.25%      0.29%         0.01%         1.79%        0.01%         1.78%(1)
  Templeton Foreign Securities
     Fund........................    0.64%       0.25%      0.15%         0.02%         1.06%        0.02%         1.04%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........    0.64%       0.25%      0.03%           --          0.92%          --          0.92%
LEGG MASON PARTNERS EQUITY
  TRUST -- CLASS A
  Legg Mason Partners Small Cap
     Value Fund..................    0.75%       0.25%      0.27%           --          1.27%          --          1.27%(2)
LEGG MASON PARTNERS INCOME
  TRUST -- CLASS A
  Legg Mason Corporate Bond
     Portfolio...................    0.65%       0.25%      0.27%           --          1.17%          --          1.17%(3)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......    0.75%         --       0.04%           --          0.79%          --          0.79%(4)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........    0.70%         --       0.06%         0.01%         0.77%          --          0.77%(4)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class I........    0.75%         --       0.16%           --          0.91%          --          0.91%(4)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.05%           --          0.80%          --          0.80%(4)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................    0.64%         --       0.09%           --          0.73%          --          0.73%(4)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.08%           --          0.83%          --          0.83%(4)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........    0.75%         --       0.19%           --          0.94%          --          0.94%(4)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................    0.67%         --       0.24%           --          0.91%          --          0.91%(4)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................    0.55%       0.25%      0.42%           --          1.22%          --          1.22%(4)
  Legg Mason Partners Variable
     Diversified Strategic Income
     Portfolio...................    0.65%         --       0.33%           --          0.98%          --          0.98%(5)
  Legg Mason Partners Variable
     Global High Yield Bond
     Portfolio -- Class I........    0.80%         --       0.19%           --          0.99%          --          0.99%(5)
  Legg Mason Partners Variable
     Money Market Portfolio++....    0.45%         --       0.09%           --          0.54%          --          0.54%(6)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.07%           --          0.67%          --          0.67%
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.58%       0.15%      0.04%           --          0.77%          --          0.77%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.63%         --       0.06%           --          0.69%          --          0.69%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Harris Oakmark International
     Portfolio -- Class A........    0.78%         --       0.07%           --          0.85%          --          0.85%
  Janus Forty Portfolio -- Class
     A...........................    0.64%         --       0.03%           --          0.67%          --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A........    0.69%         --       0.05%           --          0.74%          --          0.74%(7)
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.50%         --       0.03%           --          0.53%          --          0.53%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.50%       0.25%      0.03%           --          0.78%          --          0.78%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........    0.68%       0.25%      0.07%           --          1.00%          --          1.00%(8)
  PIMCO Total Return
     Portfolio -- Class B++++....    0.48%       0.25%      0.05%           --          0.78%          --          0.78%
  Pioneer Fund Portfolio -- Class
     A...........................    0.70%         --       0.29%           --          0.99%          --          0.99%(9)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.07%           --          0.67%          --          0.67%
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.04%           --          1.02%          --          1.02%
  Van Kampen Comstock
     Portfolio -- Class B++++....    0.58%       0.25%      0.03%           --          0.86%          --          0.86%
METROPOLITAN SERIES FUND, INC.
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A..    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(10)
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.72%       0.10%      0.05%           --          0.87%          --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........    0.38%         --       0.05%           --          0.43%        0.01%         0.42%(11)
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A++++.......................    0.73%         --       0.05%           --          0.78%        0.01%         0.77%(12)
  Davis Venture Value
     Portfolio -- Class A........    0.70%         --       0.03%           --          0.73%        0.04%         0.69%(13)
  FI Value Leaders
     Portfolio -- Class D........    0.65%       0.10%      0.06%           --          0.81%          --          0.81%
  Jennison Growth
     Portfolio -- Class B........    0.63%       0.25%      0.04%           --          0.92%          --          0.92%
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.03%         0.72%         1.10%        0.03%         1.07%(14)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.02%         0.56%         0.93%        0.02%         0.91%(14)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.09%       0.25%      0.01%         0.61%         0.96%          --          0.96%(14)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.07%       0.25%        --          0.65%         0.97%          --          0.97%(14)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.07%       0.25%        --          0.68%         1.00%          --          1.00%(14)
  MetLife Stock Index
     Portfolio -- Class A........    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(10)
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.08%           --          0.80%        0.07%         0.73%(15)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A........    0.30%         --       0.12%         0.01%         0.43%        0.01%         0.42%(16)
  Russell 2000(R) Index
     Portfolio -- Class A........    0.25%         --       0.07%         0.01%         0.33%        0.01%         0.32%(10)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........    0.60%       0.25%      0.07%           --          0.92%          --          0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........    0.51%       0.25%      0.08%           --          0.84%          --          0.84%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.48%         --       0.04%           --          0.52%          --          0.52%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
TEMPLETON GROWTH FUND,
  INC. -- CLASS A
  Templeton Growth Fund, Inc. ...    0.57%       0.25%      0.21%           --          1.03%          --          1.03%(17)


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2008.
(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
(2) Other Expenses have been estimated to reflect certain additional contractual recordkeeping fees.

(3) Other Expenses have been revised to reflect the estimated effect of transfer agent, prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(4) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(5) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(6) Other Expenses include Treasury Guarantee Program expenses of 0.025% which were incurred for the period September 19, 2008 through April 30, 2009. Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
(7) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.
(8) Other Expenses include 0.03% of deferred expense reimbursement from a prior period.
(9) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.01% of deferred expense reimbursement from a prior period.
(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.
(14) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.
(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.
(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.293%.
(17) Fees and expenses are based on the Fund's fiscal year ended August 31, 2008.
++++ This portfolio is not available for investment prior to May 4, 2009. If You select the PIMCO VIT Total Return Portfolio, Van Kampen Life Investment Trust Comstock Portfolio or the Legg Mason Partners Variable Equity Portfolio on Your application and We receive Your application on or after May 1, 2009, Your Purchase Payments will automatically be allocated to the PIMCO Total Return Portfolio, Van Kampen Comstock Portfolio or the MetLife Stock Index Portfolio, respectively, because the PIMCO VIT Total Return Portfolio, Van Kampen

      Life Investment Trust Comstock Portfolio and the Legg Mason Partners Variable Equity Portfolio are being merged into or replaced by the PIMCO Total Return Portfolio, Van Kampen Comstock Portfolio and the MetLife Stock Index Portfolio, respectively, after 4:00 p. m. Eastern Time on May 1, 2009.

       If You select the FI Large Cap Portfolio or the Met/AIM Capital Appreciation Portfolio on Your application and We receive Your application on or after May 1, 2009, Your Purchase Payments will automatically be allocated to the BlackRock Legacy Large Cap Growth Portfolio because the FI Large Cap Portfolio and the Met/AIM Capital Appreciation Portfolio are being merged into the BlackRock Legacy Large Cap Growth Portfolio after 4:00 p. m. Eastern Time on May 1, 2009.

EXAMPLES

These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume that You have allocated all of Your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE 1 (FOR CONTRACTS ISSUED ON OR AFTER MAY 24,2005)

                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $832       $1,313      $1,816      $3,573      $332       $1,013      $1,716
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $683       $  865      $1,072      $2,106      $183       $  565      $  972
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,573
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $2,106


EXAMPLE 2 (FOR CONTRACTS ISSUED BEFORE MAY 24, 2005)

                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
FUNDING OPTION........................    ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $832       $1,413      $2,016      $3,573      $332       $1,013      $1,716
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $683       $  965      $1,272      $2,106      $183       $  565      $  972
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
                                          10 YEARS
FUNDING OPTION........................    --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,573
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $2,106


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------

The Contract may provide that all or some of the rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from the Contract Value. Also, the Contract may require a signed authorization from the Plan Administrator to exercise certain rights. We may rely on the Plan Administrator's statements to us as to the terms of the Plan. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

The Unallocated Group Variable Annuity is a group Annuity Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

We encourage You to evaluate the fees, expenses, benefits and features of this group Annuity Contract against those of other investment products, including other group Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

GENERAL

The Contracts described in this prospectus are designed for use only with Plans that qualify for special tax treatment under Section 401 of the Code. Purchase Payments may be allocated to Your choice of one or more Funding Options and/or the Fixed Account. Purchase Payments less any applicable Premium Tax ("Net Purchase Payments") are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of Your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option's individual investments plus the interest on amounts you allocate to the Fixed Account. While You will not receive any dividends or capital gains from the Funding Options, they will be reflected in the value of that Funding Option's corresponding Accumulation Unit. During the Variable Annuity payout period, Annuity Payments and reserve values will vary in accordance with these factors.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan.

Purchase of this Contract does not provide any additional tax deferral benefits beyond those provided by the Plan . Accordingly, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits.

CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to the TPA at 1-800-519-9117.

UNALLOCATED CONTRACTS

The Contract is issued on an unallocated basis. It is designed for use with certain Plans where the employer has secured the services of a TPA that We have agreed may administer these Contracts. The TPA's services are separate and distinct from the Contract. The Company is not responsible for and has no obligation relating to services performed for the Plan by the TPA.

We will issue the Contracts to the Plan sponsor or the Plan Trustee. All Purchase Payments are held under the Contract, as directed by the Contract Owner or its designee. There are no Individual Accounts under the Contract for individual Participants in the Plan.

PURCHASE PAYMENTS

The minimum average Purchase Payment allowed is $10,000 annually per Contract. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time on behalf of the Participant while the Participant is alive and before Annuity Payments begin.

CREDITING PURCHASE PAYMENTS

We apply Net Purchase Payments to purchase Accumulation Units of the selected Funding Options. We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt of the initial Purchase Payment, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit. Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.

CONTRACT VALUE

During the Accumulation Period, We determine the Contract Value by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option, and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.

THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

A few of the Underlying Funds are retail mutual funds which are also available to investors outside of Variable Annuity products. The investment return of the Subaccounts of the Contract that invest in the retail funds will be lower than the investment return of the corresponding retail funds themselves due to the Contract charges and expenses You bear while You hold the Contract.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of the Travelers insurance companies -- The Travelers Insurance Company and The Travelers Life and Annuity Company -- (now MetLife Insurance Company of Connecticut) -- from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-519-9117 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser. Your Plan may not offer all of these Funding Options to Participants.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks capital appreciation          Capital Research and Management
  Fund                             through stocks.                     Company
American Funds Growth Fund         Seeks capital appreciation          Capital Research and Management
                                   through stocks.                     Company
American Funds Growth-Income       Seeks both capital appreciation     Capital Research and Management
  Fund                             and income.                         Company

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital             Fidelity Management & Research
                                   appreciation.                       Company Subadviser: FMR Co.,
                                                                       Inc., Fidelity Research &
                                                                       Analysis Company
Mid Cap Portfolio                  Seeks long-term growth of           Fidelity Management & Research
                                   capital.                            Company Subadviser: FMR Co.,
                                                                       Inc. Fidelity Research &
                                                                       Analysis Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.     Franklin Advisers, Inc.
  Securities Fund
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC Subadviser: Franklin
                                                                       Templeton Investment Management
                                                                       Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS EQUITY
  TRUST -- CLASS A
Legg Mason Partners Small Cap      Seeks long-term capital growth.     Legg Mason Partners Fund
  Value Fund                                                           Advisor, LLC Subadviser:
                                                                       ClearBridge Advisors, LLC
LEGG MASON PARTNERS INCOME
  TRUST -- CLASS A
Legg Mason Corporate Bond          Seeks as high a level of current    Legg Mason Partners Fund
  Portfolio                        income as is consistent with        Advisor, LLC Subadviser: Western
                                   prudent investment management       Asset Management Company
                                   and preservation of capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks total return (that is, a      Legg Mason Partners Fund
  Capital and Income               combination of income and long-     Advisor, LLC Subadvisers:
  Portfolio -- Class I             term capital appreciation).         Western Asset Management
                                                                       Company; ClearBridge Advisors,
                                                                       LLC; Western Asset Management
                                                                       Company Limited
Legg Mason Partners Variable       Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental Value                Current income is a secondary       Advisor, LLC Subadviser:
  Portfolio -- Class I             consideration.                      ClearBridge Advisors, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Investors Portfolio -- Class I   capital. Current income is a        Advisor, LLC Subadviser:
                                   secondary objective.                ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks capital appreciation and      Legg Mason Partners Fund
  Social Awareness Portfolio       retention of net investment         Advisor, LLC Subadviser: Legg
                                   income.                             Mason Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current       Legg Mason Partners Fund
  Adjustable Rate Income           income and to limit the degree      Advisor, LLC Subadviser: Western
  Portfolio                        of fluctuation of its net asset     Asset Management Company
                                   value resulting from movements
                                   in interest rates.
Legg Mason Partners Variable       Seeks high current income.          Legg Mason Partners Fund
  Diversified Strategic Income                                         Advisor, LLC Subadvisers:
  Portfolio                                                            Western Asset Management
                                                                       Company; Western Asset
                                                                       Management Company Limited
Legg Mason Partners Variable       Seeks to maximize total return,     Legg Mason Partners Fund
  Global High Yield Bond           consistent with the preservation    Advisor, LLC Subadvisers:
  Portfolio -- Class I             of capital.                         Western Asset Management
                                                                       Company; Western Asset
                                                                       Management Company Limited
Legg Mason Partners Variable       Seeks to maximize current income    Legg Mason Partners Fund
  Money Market Portfolio           consistent with preservation of     Advisor, LLC Subadviser: Western
                                   capital. The fund seeks to          Asset Management Company
                                   maintain a stable $1.00 share
                                   price. Of course, there is no
                                   assurance that the fund will
                                   achieve its objective.
MET INVESTORS SERIES TRUST+
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks to provide total return       MetLife Advisers, LLC
  Portfolio -- Class A             through investment in real          Subadviser: ING Clarion Real
                                   estate securities, emphasizing      Estate Securities, L.P.
                                   both capital appreciation and
                                   current income.
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and income without          Subadviser: Lord, Abbett & Co.
                                   excessive fluctuation in market     LLC
                                   value.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments primarily in    Subadviser: Lord, Abbett & Co.
                                   equity securities which are         LLC
                                   believed to be undervalued in
                                   the marketplace.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
Van Kampen Comstock                Seeks capital growth and income.    MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Morgan Stanley
                                                                       Investment Management, Inc.
                                                                       (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
Barclays Capital Aggregate Bond    Seeks to equal the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays Capital U.S.        Subadviser: MetLife Investment
                                   Aggregate Bond Index.               Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Aggressive Allocation      Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current         MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley EAFE(R) Index       Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Russell 2000(R) Index              Seeks to equal the return of the    MetLife Advisers, LLC
  Portfolio -- Class A             Russell 2000(R) Index.              Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.
TEMPLETON GROWTH FUND,
  INC. -- CLASS A
Templeton Growth Fund, Inc.        Seeks long term capital growth.     Templeton Global Advisors
                                                                       Limited


---------
+ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust (the "Trust"). On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment adviser of the Trust.

Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".

METROPOLITAN SERIES FUND, INC. ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.

A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

                    CHARGES AND DEDUCTIONS UNDER THE CONTRACT

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

     - the ability for You to make withdrawals and surrenders under the Contracts;

     -    the death benefit paid on the death of a Participant;

     -    the available Funding Options and related programs; and

     -    administration of the Annuity options available under the Contracts.

-

Costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     - sales and marketing expenses including commission payments to Your sales agent; and

     -    other costs of doing business.

Risks We assume include:

     - that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which Plan assets are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawals pursuant to a request to divide a Participant's account due to a divorce are subject to a surrender charge.

Contracts purchased prior to May 24, 2005 may be subject to fees and charges that differ from those described herein based on a competitive bidding process, which may have included negotiation of fees and charges based on factors such as, but not limited to: the total number of Plan Participants, the aggregate of all Plan Participant Contract Values, present or anticipated levels of Purchase Payments, distributions, transfers, administrative expenses, and distribution expenses (including commissions payable to the selling broker-dealer).

SURRENDER CHARGE

Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon withdrawal, the Company will charge a maximum surrender charge of 5% on the total amount withdrawn. For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the fifth Contract Year. The surrender charge schedule is:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               1 years              5%
         1 year                2 years              4%
         2 years               3 years              3%
         3 years               4 years              2%
         4 years               5 years              1%
        5+ years                                    0%


For Contracts issued before May 24, 2005, the surrender charge declines to zero after the eighth Contract Year. The surrender charge schedule for these Contracts is:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               2 years              5%
         2 years               4 years              4%
         4 years               6 years              3%
         6 years               8 years              2%
        8+ years                                    0%


The surrender charge can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of a TPA. When considering a change in the surrender charges, the Company will take into account:

     (a) the size of Plan assets and the expected amount of annual contributions, and

     (b) the expected level of agent, TPA or Company involvement during the establishment and maintenance of the Contract, including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

     (c) the expected level of commission the Company may pay to the agent for distribution expenses, and

     (d) any other relevant factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

Except as noted below, the surrender charge will not be assessed for withdrawals made under the following circumstances:

-    retirement (as defined by the terms of       -     disability as defined in Code Section
     Your Plan and consistent with IRS rules)           72(m)(7)
-    separation from service/severance from       -     minimum required distributions (generally
     employment                                         at age 70 1/2)
-    loans (if available in Your Plan)            -     return of Excess Plan Contributions
-    hardship (as defined by the Code)            -     transfers to an employer stock fund
-    death                                        -     certain Plan expenses as mutually agreed
                                                        upon
-    annuitization under this Contract or
     another contract issued by Us

The surrender charge will apply to allowable distributions made to highly compensated employees of a Plan with less than fifty Participants until after the fifth Contract Year.

DAILY ASSET CHARGE

This charge is also known as the mortality and expense risk (M&E) charge and is deducted on each Valuation Date from amounts held in the Separate Account. The charge will vary based on the expected aggregate Contract assets during the first Contract Year, as determined by the Company. This charge is equal to a maximum of 1.50% annually (1.30% for unallocated Contracts in Florida) of the amounts allocated to each Funding Option. The daily asset charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during Your first Contract Year. Below are the variations of the charge based on different levels of expected aggregate Contract assets:

 AGGREGATE CONTRACT ASSETS     DAILY ASSET CHARGE
---------------------------    ------------------
     $0 -- $499,999.99                1.50%
  $500,000 -- $999,999.99             1.30%
$1,000,000 -- $1,999,999.99           1.20%
$2,000,000 -- $2,999,999.99           1.10%
$3,000,000 -- $3,999,999.99           1.00%
    $4,000,000 and over               0.85%


The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for providing the death benefit if a Participant dies prior to the Maturity Date. The expense risk portion of the daily asset charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs. Actual costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     -    sales, commission and marketing expenses, and

     -    other costs of doing business.

We may, under some circumstances, agree to change the daily asset charge for a Plan from the charge level that would otherwise apply based on the aggregate Contract assets based on factors such as annual contributions, the number of employees, demographics of Plan Participants (which may reduce mortality and expenses of the Plan), and any other factors that the Company considers relevant.

Although Variable Annuity Payments made under the Contracts will vary in accordance with the investment performance of each Funding Option's investment portfolio, payments will not be affected by: (a) the Company's actual mortality experience among Annuitants after retirement, or (b) the Company's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               5%
         1 years               2 years               4%
         2 years               3 years               3%
         3 years               4 years               2%
         4 years               5 years               1%
        5+ years                                     0%


For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               5%
         2 years               4 years               4%
         4 years               6 years               3%
         6 years               8 years               2%
        8+ years                                     0%


Please refer to the "Payment Options" section for a description of this benefit.

FUNDING OPTION CHARGES

There are certain deductions from and expenses paid out of the assets of each Funding Option. These are described in the applicable prospectus for each Funding Option. Underlying Funding Option expenses are not fixed or guaranteed and are subject to change by the Fund.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party for Plan related expenses. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

PREMIUM TAX

Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We will deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

                                    TRANSFERS

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TRANSFERS OF CONTRACT VALUE BETWEEN FUNDING OPTIONS

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Contract Values may generally be transferred from the Funding Options to the Fixed Account at any time.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

TRANSFERS FROM THE FIXED ACCOUNT


Transfers from the Fixed Account, either to the Funding Options or to Contracts not issued by Us, may not exceed 20% per Contract Year, as applicable to the Contract Value in the Fixed Account valued on each such anniversary. No transfers will be allowed from the Fixed Account to any Competing Fund in the Plan. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least three months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion and/or to limit the number of transfers to be transferred from the Fixed Account to the Funding Options to not more than one in any six month period. Automated transfers under the Company's Dollar cost averaging program are not allowed from the Fixed Account.


Please see "Appendix E -- Competing Funds" for more information.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Cash Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Legg Mason Partners Small Cap Value Fund, Legg Mason Partners Diversified Strategic Income Portfolio, Legg Mason Partners Variable Global High Yield Bond Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Pioneer Strategic Income

Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Third Avenue Small Cap Value Portfolio, and Templeton Growth Fund, Inc., the "Monitored Portfolios"), In addition, as described below, We treat all American Funds Insurance Series((R)) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, We rely on the Underlying Funds to bring any potential disruptive trading activity they identify to Our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that We identify from time to time. We may revise these policies and procedures in Our sole discretion at any time without prior notice.

AMERICAN FUNDS((R)) MONITORING POLICY. As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. Although We do not have the operational or systems capability at this time to impose the American Funds(R) monitoring policy and/or to treat all of the American Funds(R) portfolios as Monitored Portfolios under Our policy, We intend to do so in the future.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, or other transfer activity that We believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, We will exercise Our contractual right to restrict Your number of transfers to one every six months. In addition, We also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

TRANSFERS FROM FUNDING OPTIONS TO CONTRACTS NOT ISSUED BY US

You may transfer all or any part of Your Contract's Cash Surrender Value, subject to the restrictions of the Fixed Account, if applicable, from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales or surrender charge, as described in the Contract.

TRANSFERS TO OR FROM OTHER CONTRACTS ISSUED BY US

Under specific conditions, We may allow You to transfer to this Contract the Contract value of other group Annuity Contracts We have issued to You or to transfer amounts from this Contract to another Contract issued by Us without applying a sales or surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales or surrender charge may apply, as described in the new Contract.

TRANSFERS FROM CONTRACTS NOT ISSUED BY US

Under specific conditions, when authorized by the state insurance department, We may credit a Plan up to 4% of the amount transferred to Us from another investment vehicle as reimbursement to the Plan for any exit penalty assessed by the other investment vehicle provider. We will recover this credit through reduced compensation paid to the servicing agent or broker.

                              ACCESS TO YOUR MONEY

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Before the Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or at the Contract Owner's direction, to the Participant. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

The trust of a Section 401(k) Plan may not generally distribute amounts attributable to employer contributions prior to the employee's retirement, death, disability or severance from employment. (See "Federal Tax
Considerations").

                              OWNERSHIP PROVISIONS

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TYPES OF OWNERSHIP

CONTRACT OWNER

We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner.

At Your direction, Participants will receive all payments while they are alive unless You direct them to an alternate recipient.

BENEFICIARY

At Your direction, Participants name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request before the death of the Participant.

Unless an irrevocable Beneficiary has been named, Participants generally have the right to change any Beneficiary by Written Request during the lifetime of the Participant and while the Contract continues.

ANNUITANT

The Annuitant, generally a Plan Participant, is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.

                                  DEATH BENEFIT

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DEATH BENEFITS PRIOR TO THE MATURITY DATE

DEATH BENEFITS MAY NOT BE AVAILABLE IN ALL JURISDICTIONS.

If provided by the Contract, in the event the Participant dies before the selected Maturity Date or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Contract Value of the amount attributable to the Participant or (b) the total Purchase Payments made under the Contract attributable to that Participant, less any applicable Premium Tax and prior surrenders not previously deducted and any outstanding loan balance as of the date We receive Due Proof of Death and instructions for payment in Good Order.

The death benefit amount is determined in the same manner as with an allocated Contract, subject to the Plan providing the Company with required information about Participant contributions, withdrawals, outstanding loan amounts, and any other required information.

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant less any applicable Premium Tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date We receive Due Proof of Death and instructions for payment in Good Order.

We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the Contract.

The death benefit may be taken by the Beneficiary in one of three ways: 1) in a single sum, in which case payment will be made within seven days of Our receipt of Due Proof of Death and instructions for payment in Good Order, unless subject to postponement as explained below; 2) within five years of the Participant's date of death; or 3); applied to a lifetime Annuity. The Beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two.

                               THE ANNUITY PERIOD

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MATURITY DATE

Under the Contract, You can direct Us to make regular income payments to Participants ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Participant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Participant and another person, and thereafter during the lifetime of the survivor: or (d) for a fixed period or fixed amount. We may require proof that the Participant is alive before Annuity Payments are made. Not all options may be available in all states.

You may direct Us to annuitize amounts attributable to a Participant at any time after You purchase the Contract. Certain Annuity options may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon either the later of the Participant's attainment of age 70 1/2 or year of retirement; or the death of the Participant. Participants should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect for Participants to receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply the applicable Contract Value to provide an Annuity funded by the same Funding Options selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)

VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% % then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

A Fixed Annuity provides for payments that do not vary during the Annuity Period. The dollar amount remains constant throughout the payment period. The dollar amount of the first Fixed Annuity Payment will be calculated as described under "Amount of First Payment". All subsequent payments will be in the same amount. If it would provide a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     (a)  the Participant's name, address, date of birth, social security number

     (b)  the amount to be distributed

     (c)  the Annuity option which is to be purchased

     (d)  the date the Annuity option payments are to begin

     (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

     (f)  any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Participant as long as We are notified by Written Request while the Participant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You or the TPA also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the TPA if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in the provision "Transfers of Contract Value Between Funding Options", in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited under joint and last survivor life annuity options.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

     (b)  is

     (1)  the number of Annuity Units represented by each payment; times

     (2)  the number of payments made;

and for a Fixed Annuity:

     (a) is the Contract Value applied on the Maturity Date under this option and

     (b)  is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than the period selected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.

VARIABLE LIQUIDITY BENEFIT

This benefit is offered with Variable Annuity option "Payments for a Fixed Period" (without life contingency) where payments are made on a variable basis.

At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

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CONTRACT TERMINATION

You may discontinue this Contract by Written Request at any time for any reason. Because the Contracts are designed only for use with Plans where the employer has secured the services of a TPA We have agreed may administer the Contract, if You choose to terminate the TPA's services, You must also terminate the Contract.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount stated in Your Contract; or

     (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     (c)  We receive notice that is satisfactory to Us of Plan Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

     (a)  accept no further payments for this Contract; and

     (b)  pay You the Cash Surrender Value of the Funding Options, and

     (c)  pay You the Cash Surrender Value of the Fixed Account, if applicable.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance. In New York (for Contracts issued on or after April 30, 2007) and certain other states We are required to pay You the Contract Value upon Our discontinuance of the Contract.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.

                              THE SEPARATE ACCOUNT

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MetLife of CT Separate Account QPN for Variable Annuities ("Separate Account") was established on December 26, 1995 and is exempt from registration with the SEC pursuant to Section 3(c)(11) of the 1940 Act. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Funding Options. We may also offer contracts through the Separate Account that are not registered with the SEC.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or to offer additional Funding Options.

Certain Funding Options are considered Competing Funds, and are subject to transfer restriction. These options are noted as such in Your Contract. Certain Funding Options are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. These are also noted in Your Contract.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's

Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.

You should read the general provisions and any sections relating to Your type of annuity to familiarize Yourself with some of the tax rules for Your particular Contract.

You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity Contract.

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.

GENERAL

Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All Keoghs 401(a) and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity Contracts (including Keoghs and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Contract You purchase and payment method or Annuity Payment type You elect.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                                    -----------------
                                                                     TYPE OF CONTRACT
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                                                                      401(A)
                                                                      401(K)   KEOGH
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In a series of substantially equal payments made annually (or more
frequently) for life or life expectancy (SEPP)                          X(1)     X(1)
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After You die                                                           X        X
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After You become totally disabled (as defined in the Code)              X        X
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To pay deductible medical expenses                                      X        X

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                                                                    -----------------
                                                                     TYPE OF CONTRACT
-------------------------------------------------------------------------------------
                                                                      401(A)
                                                                      401(K)   KEOGH
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After Separation from service if You are over 55 at time of
separation( 1)                                                          X        X
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After December 31, 1999 for IRS levies                                  X        X
-------------------------------------------------------------------------------------
Pursuant to qualified domestic relations orders                         X        X
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1.    You must be separated from service at the time payments begin.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a variable annuity will satisfy the SEPP exception.

If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

QUALIFIED CONTRACTS -- GENERALLY

PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and annuity payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or individual retirement annuity.

Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. An important exception is that Your account may be transferred pursuant to a qualified domestic relations order
(QDRO).

Please consult the specific section for the type of annuity You purchased to determine if there are restrictions on withdrawals, transfers or annuity payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.

Certain mandatory distributions made to participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an individual retirement annuity designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different individual retirement annuity another eligible retirement Plan.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to an individual retirement annuity or another eligible retirement Plan.

Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

     -    Withdrawals made to satisfy minimum distribution requirements

     -    Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving withdrawals by April 1 of the latter of:

     -    the calendar year following the year in which You reach age 70 1/2 or

     - the calendar year following the calendar year You retire, provided You do not own 5% or more of Your employer.

Under recently enacted legislation, You (and after Your death, Your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009; for those payments, You are still required to receive Your first RMD payment by April 1, 2009. In contrast, if Your first RMD would have been due by April 1, 2010, You are not required to take such distribution; however, Your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if You died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if You are receiving Annuity Payments under Your Contract. The RMD rules are complex, so consult with Your tax adviser before waiving Your 2009 RMD payment.

You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(k), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.

In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax adviser as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.

If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited individual retirement annuity. However, such Beneficiary may not treat the inherited individual retirement annuity as his or her own individual retirement annuity. Starting in 2010, certain employer Plans(i.e., 401(a), 403(a), 403(b) and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the participant.

Where otherwise permitted to be offered under annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under a qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the participant including current taxation of amounts under the Contract.

KEOGH PLANS

A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. Please consult Your tax adviser about Your particular situation.

See this tax section for a brief description of the tax rules that apply to Keoghs.

401(K) PLANS

The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax adviser about Your particular situation.

See this tax section for a brief description of the tax rules that apply to 401(k)s.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.

GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.

Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.

From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.

No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a variable annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction. Effective July 1, 2007, the rate in effect is 10%.

VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

An annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the 1994 Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.

Qualified plans must comply with the requirements of Section 1165(a) of the 1994 Code which include, among others, certain participation requirements.

The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions

          The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

b. Distributions

          The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

          In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.

A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) after December 31, 2007, 10% of all plan's trust assets attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico includes Shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.

The 1994 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

          Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or traditional individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a Code qualified retirement plan trust to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a Code qualified retirement plan trust to a Puerto Rico qualified retirement plan trust that has made an election under ERISA
Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2010.

A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the 1994 Code. This plan is commonly known as a Keogh plan or an HR 10 plan.

This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership under Subchapter K of the 1994 Code, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

Similar to a qualified plan, the variable annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.

a. Contributions

          A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

          Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

          The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions

          Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.

                                OTHER INFORMATION

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THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

FINANCIAL STATEMENTS

The financial statements for the insurance company and for the Separate Accounts are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity Contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999,or by visiting FINRA's website www.finra.org.


MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2008, as well as the range of additional compensation paid.)

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers, Inc., Merrill Lynch Investment Managers, L.P., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

          FOR METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                     UGVA -- SEPARATE ACCOUNT CHARGES 0.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.514          1.514                 --
                                                       2005      1.498          1.514                 --

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2006      3.029          3.029                 --
                                                       2005      3.029          3.029                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.121          1.174                 --
                                                       2005      1.081          1.121          8,536,045

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.899          0.885                 --
                                                       2005      0.789          0.899            552,065

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2008      1.704          1.041          2,297,544
                                                       2007      1.497          1.704          2,015,383
                                                       2006      1.254          1.497          1,342,732
                                                       2005      1.108          1.254            438,114

  American Funds Growth Subaccount (Class 2) (5/04)..  2008      1.530          0.850          5,495,292
                                                       2007      1.373          1.530          5,230,391
                                                       2006      1.257          1.373          4,539,659
                                                       2005      1.091          1.257          2,719,316

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2008      1.351          0.833          3,212,645
                                                       2007      1.297          1.351          3,065,058
                                                       2006      1.136          1.297          2,662,287
                                                       2005      1.082          1.136          1,404,509

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.452          2.432                 --
                                                       2005      2.092          2.452          5,664,971

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.757          2.311                 --
                                                       2005      1.654          1.757            984,660

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.348          1.293                 --
                                                       2007      1.269          1.348          1,506,080
                                                       2006      1.099          1.269          2,438,048
                                                       2005      1.062          1.099          2,693,587

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.300          1.230                 --
                                                       2007      1.475          1.300          4,206,856
                                                       2006      1.433          1.475          5,819,927
                                                       2005      1.366          1.433          6,866,674

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2008      1.811          1.029          3,128,918
                                                       2007      1.557          1.811          3,207,143
                                                       2006      1.409          1.557          3,054,556
                                                       2005      1.219          1.409          1,941,620

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008      2.327          1.393          3,543,877
                                                       2007      2.035          2.327          4,168,010
                                                       2006      1.825          2.035          4,578,092
                                                       2005      1.560          1.825          3,900,831

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2008      1.224          0.698            741,318
                                                       2007      1.110          1.224            735,674
                                                       2006      1.030          1.110            645,745
                                                       2005      0.991          1.030            547,033

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.473          1.729                 --
                                                       2005      1.344          1.473            373,491

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.682          1.727          1,520,090
                                                       2007      2.884          3.682          1,798,696
                                                       2006      2.271          2.884          1,471,006
                                                       2005      1.797          2.271            951,217

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.741          1.029          2,735,746
                                                       2007      1.521          1.741          2,681,834
                                                       2006      1.263          1.521          2,538,465
                                                       2005      1.156          1.263          1,980,292

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.853          0.915                 --
                                                       2005      0.767          0.853            872,657

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2008      0.694          0.387          4,066,947
                                                       2007      0.575          0.694          4,089,247
                                                       2006      0.512          0.575          4,218,950
                                                       2005      0.461          0.512          5,073,291

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.575          1.779                 --
                                                       2005      1.527          1.575            136,457

Legg Mason Partners Equity Trust
  LMPET Small Cap Value Subaccount (Class A) (5/01)..  2008      1.841          1.170          1,137,818
                                                       2007      1.906          1.841          1,373,302
                                                       2006      1.726          1.906          1,499,917
                                                       2005      1.633          1.726          1,585,184

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2008      1.882          1.436          1,290,982
                                                       2007      1.868          1.882          1,540,818
                                                       2006      1.828          1.868          2,056,653
                                                       2005      1.810          1.828          2,348,916

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2008      2.886          1.618          2,174,332
                                                       2007      2.848          2.886          2,842,155
                                                       2006      2.358          2.848          4,166,939
                                                       2005      2.199          2.358          4,464,912

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.133          1.188                 --
                                                       2006      1.016          1.133            253,983
                                                       2005      0.986          1.016            242,145

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2008      1.059          1.059                 --
                                                       2007      0.993          1.059                 --
                                                       2006      0.933          0.993          1,763,613
                                                       2005      0.885          0.933          2,762,821

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2008      1.138          0.672          9,037,519
                                                       2007      1.131          1.138         11,780,628
                                                       2006      1.048          1.131         16,039,306
                                                       2005      0.947          1.048         18,236,317

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2008      1.617          1.133          2,346,561
                                                       2007      1.504          1.617          2,777,901
                                                       2006      1.321          1.504          3,262,102
                                                       2005      1.278          1.321          3,288,155

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.514          0.976            718,536
                                                       2007      1.500          1.514          1,055,194

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2008      1.334          0.827          4,926,408
                                                       2007      1.283          1.334          6,453,917
                                                       2006      1.124          1.283         10,039,121
                                                       2005      1.087          1.124         10,945,884

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2008      0.970          0.610          2,907,846
                                                       2007      1.016          0.970          3,832,742
                                                       2006      1.016          1.016                 --
                                                       2005      1.016          1.016                 --

  LMPVET Investors Subaccount (Class I) (10/98)......  2008      1.863          1.190          1,251,550
                                                       2007      1.809          1.863          1,942,171
                                                       2006      1.543          1.809          2,868,438
                                                       2005      1.460          1.543          3,792,254

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2008      1.809          1.125          1,112,623
                                                       2007      1.732          1.809          1,757,633
                                                       2006      1.670          1.732          2,111,467
                                                       2005      1.601          1.670          2,830,511

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.430          0.841            775,710
                                                       2007      1.381          1.430            865,055

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.321          0.980            351,774
                                                       2007      1.202          1.321            544,181
                                                       2006      1.125          1.202            729,791
                                                       2005      1.087          1.125            929,941

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.057          0.826             71,057
                                                       2007      1.052          1.057            233,293
                                                       2006      1.019          1.052            171,151
                                                       2005      1.004          1.019             72,513

  LMPVIT Diversified Strategic Income Subaccount
  (8/98).............................................  2008      1.401          1.201            429,950
                                                       2007      1.386          1.401            447,307
                                                       2006      1.326          1.386            744,422
                                                       2005      1.304          1.326            805,864

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2008      1.723          1.182            783,579
                                                       2007      1.739          1.723            886,039
                                                       2006      1.585          1.739            956,992
                                                       2005      1.540          1.585            989,355

  LMPVIT Money Market Subaccount (6/98)..............  2008      1.265          1.287         14,976,206
                                                       2007      1.216          1.265         18,789,416
                                                       2006      1.172          1.216         20,595,080
                                                       2005      1.150          1.172         22,818,645

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.313          1.405                 --
                                                       2006      1.173          1.313          1,129,579
                                                       2005      1.128          1.173            957,414

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.326          2.446                 --
                                                       2006      1.986          2.326          2,276,235
                                                       2005      1.925          1.986          2,464,434

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.460          1.506                 --
                                                       2006      1.308          1.460          1,844,495
                                                       2005      1.277          1.308          3,589,832

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.322          1.377                 --
                                                       2006      1.137          1.322          1,436,402
                                                       2005      1.110          1.137            993,167

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.391          1.536                 --
                                                       2006      1.250          1.391          1,567,185
                                                       2005      1.164          1.250          1,375,488

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.714          2.622                 --
                                                       2007      2.581          2.714            458,413
                                                       2006      2.697          2.581            520,791

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.416          1.065            454,962
                                                       2007      1.389          1.416            482,804
                                                       2006      1.312          1.389            495,975

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.233                 --
                                                       2006      1.102          1.173            353,790

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.238          0.770            330,542
                                                       2007      1.222          1.238            334,743

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.036          0.600          1,803,948
                                                       2007      1.226          1.036          2,092,111
                                                       2006      1.003          1.226          2,751,358

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.729          1.016          2,192,753
                                                       2007      1.758          1.729          2,797,531
                                                       2006      1.588          1.758          3,318,276

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      3.241          1.869          2,550,267
                                                       2007      2.506          3.241          3,031,686
                                                       2006      2.432          2.506          4,015,647

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      2.617          1.663            319,969

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.233          0.998            639,844
                                                       2007      1.164          1.233            504,131
                                                       2006      1.105          1.164            376,970

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.112          0.702          5,828,054
                                                       2007      1.081          1.112          7,098,894
                                                       2006      1.001          1.081          9,839,723

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2008      1.388          0.843          1,192,618
                                                       2007      1.521          1.388          1,583,146

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.366          0.777          2,543,982
                                                       2007      1.231          1.366          2,962,749
                                                       2006      1.240          1.231          4,137,362

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.692          1.127            121,491
                                                       2007      1.626          1.692            126,308
                                                       2006      1.504          1.626            128,120

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.806          1.599            804,310
                                                       2007      1.708          1.806            729,820
                                                       2006      1.641          1.708            557,439

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2008      1.749          1.217          1,867,405
                                                       2007      1.819          1.749          2,067,497
                                                       2006      1.779          1.819            250,730

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.363          1.412                 --
                                                       2006      1.318          1.363          2,624,935
                                                       2005      1.302          1.318          2,512,085

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.176          1.267                 --
                                                       2006      0.938          1.176          2,763,084
                                                       2005      0.825          0.938          2,191,780

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.162          1.218                 --
                                                       2006      1.041          1.162          2,422,727
                                                       2005      0.984          1.041          2,311,268

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.373          1.377                 --
                                                       2006      1.219          1.373          1,985,695
                                                       2005      1.146          1.219          2,052,379

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      0.761          0.409          2,596,073
                                                       2007      0.637          0.761          3,141,883
                                                       2006      0.650          0.637          4,896,902

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.578          1.511            812,443
                                                       2007      1.497          1.578          1,053,733
                                                       2006      1.434          1.497          1,384,134

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.288          0.799          1,349,375

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.849          1.012          1,752,137
                                                       2007      1.794          1.849          1,969,025
                                                       2006      1.761          1.794          3,284,540

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      2.238          1.353            707,114
                                                       2007      2.168          2.238            885,767
                                                       2006      2.103          2.168          1,245,971

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      0.876          0.583            388,046

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008      1.431          1.504          1,734,944
                                                       2007      1.411          1.431          2,175,490

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.089          0.643          1,357,012
                                                       2007      1.064          1.089            687,977
                                                       2006      1.000          1.064             32,895

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.096          0.930            190,119
                                                       2007      1.047          1.096             77,319
                                                       2006      1.000          1.047             12,250

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.094          0.850            494,464
                                                       2007      1.053          1.094            217,078
                                                       2006      1.000          1.053             18,857

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.094          0.775          1,234,224
                                                       2007      1.058          1.094            498,626
                                                       2006      1.000          1.058             41,732

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.094          0.704          1,941,432
                                                       2007      1.063          1.094            985,479
                                                       2006      1.000          1.063            211,263

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.232          0.769          1,815,747
                                                       2007      1.241          1.232          2,273,917

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      2.357          1.816          2,771,495
                                                       2007      2.282          2.357          3,848,809
                                                       2006      2.124          2.282          4,817,897

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.526          1.021          1,774,311
                                                       2007      1.430          1.526          1,622,073
                                                       2006      1.288          1.430          1,073,910

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008      1.249          0.718          1,992,105
                                                       2007      1.279          1.249          2,453,559

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.368          0.902          1,394,446
                                                       2007      1.407          1.368          1,536,939

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.163          0.669          1,176,753
                                                       2007      1.074          1.163          1,369,916
                                                       2006      0.998          1.074          1,685,383

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.233          0.815          3,152,438

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.138          1.126          2,045,839
                                                       2007      1.098          1.138          2,176,100
                                                       2006      1.056          1.098          2,418,766

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.130          1.197                 --
                                                       2005      1.078          1.130          1,297,609

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2008      1.396          1.451          4,434,661
                                                       2007      1.295          1.396          3,787,018
                                                       2006      1.257          1.295          3,715,245
                                                       2005      1.238          1.257          3,822,666

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.029          2.172                 --
                                                       2006      1.745          2.029          1,799,959
                                                       2005      1.644          1.745          2,019,651

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.161          1.240                 --
                                                       2005      1.077          1.161          5,985,605

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.034          1.105                 --
                                                       2005      1.039          1.034            100,140

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.463          2.697                 --
                                                       2005      2.210          2.463            767,505

  Travelers Equity Income Subaccount (10/96).........  2006      1.997          2.103                 --
                                                       2005      1.928          1.997          1,630,993

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.276          1.312                 --
                                                       2005      1.255          1.276            556,442

  Travelers Large Cap Subaccount (9/96)..............  2006      1.705          1.761                 --
                                                       2005      1.582          1.705          2,593,839

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.035          1.102                 --
                                                       2005      0.932          1.035            471,059

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.612          0.650                 --
                                                       2005      0.599          0.612          6,394,866

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.052          2.124                 --
                                                       2005      2.011          2.052          5,188,386

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.189          1.288                 --
                                                       2005      1.126          1.189            653,670

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.379          1.588                 --
                                                       2005      1.270          1.379          3,528,909

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.414          1.504                 --
                                                       2005      1.346          1.414             25,965

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.620          1.641                 --
                                                       2005      1.576          1.620            263,744

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.443          1.434                 --
                                                       2005      1.432          1.443          1,733,864

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.692          1.770                 --
                                                       2005      1.672          1.692          1,663,546

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.093          1.056                 --
                                                       2005      1.056          1.093          3,000,711

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2008      0.914          0.874                 --
                                                       2007      0.791          0.914            427,985
                                                       2006      0.777          0.791            235,007
                                                       2005      0.728          0.777            171,825

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008      1.683          1.071            614,754
                                                       2007      1.738          1.683            558,261
                                                       2006      1.510          1.738            494,374
                                                       2005      1.463          1.510            397,785




                     UGVA -- SEPARATE ACCOUNT CHARGES 1.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.429          1.429                 --
                                                       2005      1.417          1.429                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2008      2.879          2.879                 --
                                                       2006      2.879          2.879                 --
                                                       2005      2.879          2.879                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.109          1.159                 --
                                                       2005      1.076          1.109         17,734,860

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.872          0.854                 --
                                                       2005      0.771          0.872            951,877

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2008      1.664          1.010          5,024,251
                                                       2007      1.471          1.664          3,743,487
                                                       2006      1.240          1.471          2,396,988
                                                       2005      1.103          1.240          1,313,171

  American Funds Growth Subaccount (Class 2) (5/04)..  2008      1.494          0.824          7,658,297
                                                       2007      1.350          1.494          7,546,410
                                                       2006      1.243          1.350          6,913,220
                                                       2005      1.086          1.243          3,980,066

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2008      1.319          0.808          5,388,048
                                                       2007      1.275          1.319          5,065,795
                                                       2006      1.123          1.275          4,794,228
                                                       2005      1.077          1.123          3,195,600

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.304          2.280                 --
                                                       2005      1.979          2.304         18,563,953

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.727          2.257                 --
                                                       2005      1.636          1.727          1,777,079

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.267          1.213                 --
                                                       2007      1.201          1.267          4,703,690
                                                       2006      1.046          1.201          5,754,950
                                                       2005      1.018          1.046          7,060,613

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.222          1.154                 --
                                                       2007      1.395          1.222          6,326,918
                                                       2006      1.364          1.395          8,789,537
                                                       2005      1.309          1.364         10,977,038

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2008      1.736          0.980          5,597,265
                                                       2007      1.502          1.736          5,580,152
                                                       2006      1.368          1.502          5,290,311
                                                       2005      1.191          1.368          4,316,893

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008      2.228          1.325          5,537,872
                                                       2007      1.961          2.228          6,042,521
                                                       2006      1.771          1.961          5,940,396
                                                       2005      1.523          1.771          5,275,586

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2008      1.172          0.664          1,191,033
                                                       2007      1.070          1.172          1,314,904
                                                       2006      0.999          1.070          1,245,900
                                                       2005      0.968          0.999          1,259,582

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.448          1.689                 --
                                                       2005      1.329          1.448            656,050

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.572          1.664          2,084,019
                                                       2007      2.816          3.572          2,233,832
                                                       2006      2.232          2.816          2,063,801
                                                       2005      1.778          2.232          1,283,293

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.700          0.998          2,721,326
                                                       2007      1.495          1.700          2,382,872
                                                       2006      1.249          1.495          2,297,478
                                                       2005      1.151          1.249          1,807,817

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.822          0.880                 --
                                                       2005      0.744          0.822          1,901,939

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2008      0.660          0.365         10,087,618
                                                       2007      0.551          0.660         10,938,244
                                                       2006      0.493          0.551         12,474,519
                                                       2005      0.447          0.493         13,988,779

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.548          1.739                 --
                                                       2005      1.511          1.548            543,026

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Equity Trust
  LMPET Small Cap Value Subaccount (Class A) (5/01)..  2008      1.763          1.113            946,655
                                                       2007      1.837          1.763          1,071,387
                                                       2006      1.674          1.837          1,136,472
                                                       2005      1.594          1.674          1,291,992

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2008      1.746          1.324          2,546,218
                                                       2007      1.744          1.746          2,934,324
                                                       2006      1.718          1.744          3,442,527
                                                       2005      1.713          1.718          4,635,064

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2008      2.677          1.491          6,691,155
                                                       2007      2.660          2.677          8,580,420
                                                       2006      2.216          2.660         10,506,686
                                                       2005      2.080          2.216         11,556,208

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.092          1.142                 --
                                                       2006      0.985          1.092            257,336
                                                       2005      0.963          0.985            366,742

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2008      1.019          1.019                 --
                                                       2007      0.957          1.019                 --
                                                       2006      0.905          0.957          1,998,280
                                                       2005      0.864          0.905          2,534,642

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2008      1.083          0.636         16,976,266
                                                       2007      1.083          1.083         21,494,932
                                                       2006      1.010          1.083         26,698,179
                                                       2005      0.919          1.010         32,284,111

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2008      1.521          1.059          9,559,541
                                                       2007      1.424          1.521         10,834,100
                                                       2006      1.259          1.424         13,223,387
                                                       2005      1.225          1.259         15,966,366

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.426          0.913          2,313,377
                                                       2007      1.418          1.426          2,974,206

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2008      1.303          0.802          4,827,462
                                                       2007      1.261          1.303          5,348,274
                                                       2006      1.112          1.261          6,469,380
                                                       2005      1.082          1.112          7,573,568

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2008      0.946          0.591          4,343,479
                                                       2007      0.996          0.946          5,306,512
                                                       2006      0.996          0.996                 --
                                                       2005      0.996          0.996                 --

  LMPVET Investors Subaccount (Class I) (10/98)......  2008      1.755          1.113          3,019,330
                                                       2007      1.715          1.755          4,171,098
                                                       2006      1.472          1.715          5,565,457
                                                       2005      1.403          1.472          6,896,463

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2008      1.703          1.052          2,265,637
                                                       2007      1.642          1.703          2,750,663
                                                       2006      1.593          1.642          3,624,798
                                                       2005      1.537          1.593          4,410,403

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.369          0.800          1,049,622
                                                       2007      1.328          1.369          1,161,590

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.290          0.951            903,820
                                                       2007      1.181          1.290          1,194,548
                                                       2006      1.113          1.181          1,524,156
                                                       2005      1.082          1.113          1,999,728

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.028          0.798            224,610
                                                       2007      1.030          1.028            221,091
                                                       2006      1.004          1.030            229,231
                                                       2005      0.996          1.004            322,199

  LMPVIT Diversified Strategic Income Subaccount
  (8/98).............................................  2008      1.318          1.122            417,035
                                                       2007      1.312          1.318            492,601
                                                       2006      1.264          1.312            607,533
                                                       2005      1.251          1.264            724,864

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2008      1.620          1.104          1,411,761
                                                       2007      1.645          1.620          1,693,627
                                                       2006      1.509          1.645          2,007,200
                                                       2005      1.476          1.509          2,108,663

  LMPVIT Money Market Subaccount (6/98)..............  2008      1.189          1.202         25,698,941
                                                       2007      1.150          1.189         23,746,080
                                                       2006      1.116          1.150         27,848,188
                                                       2005      1.102          1.116         31,824,576

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.266          1.351                 --
                                                       2006      1.138          1.266          1,416,753
                                                       2005      1.101          1.138          1,240,390

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.203          2.312                  0
                                                       2006      1.893          2.203          3,069,891
                                                       2005      1.847          1.893          3,614,900

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.384          1.424                 --
                                                       2006      1.248          1.384          3,933,394
                                                       2005      1.226          1.248          5,007,135

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.299          1.350                 --
                                                       2006      1.124          1.299          3,030,493
                                                       2005      1.105          1.124          3,330,405

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.367          1.507                 --
                                                       2006      1.236          1.367          1,539,893
                                                       2005      1.159          1.236          1,383,348

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.554          2.462                 --
                                                       2007      2.444          2.554          1,750,476
                                                       2006      2.565          2.444          2,126,925

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.657          1.238            727,102
                                                       2007      1.636          1.657            809,970
                                                       2006      1.551          1.636            873,995

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.109          1.164                 --
                                                       2006      1.047          1.109          1,242,209

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.163          0.719          1,036,612
                                                       2007      1.154          1.163          1,052,239

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.025          0.590          2,894,871
                                                       2007      1.221          1.025          3,183,922
                                                       2006      1.003          1.221          3,905,358

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.604          0.937          3,845,961
                                                       2007      1.643          1.604          4,825,986
                                                       2006      1.490          1.643          5,464,160

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      3.007          1.722         10,841,868
                                                       2007      2.340          3.007         11,858,330
                                                       2006      2.280          2.340         15,179,427

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      2.457          1.555          1,455,046

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.204          0.968            580,196
                                                       2007      1.144          1.204            540,784
                                                       2006      1.091          1.144            353,367

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.100          0.690         14,364,659
                                                       2007      1.077          1.100         17,761,155
                                                       2006      1.001          1.077         18,565,726

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2008      1.355          0.817          1,718,984
                                                       2007      1.491          1.355          1,706,830

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.334          0.754          6,218,100
                                                       2007      1.210          1.334          7,490,845
                                                       2006      1.224          1.210          9,190,734

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.642          1.086            208,300
                                                       2007      1.587          1.642            210,377
                                                       2006      1.475          1.587            212,276

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.676          1.474          1,616,705
                                                       2007      1.595          1.676          1,579,932
                                                       2006      1.539          1.595          1,679,403

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2008      1.696          1.173          4,019,529
                                                       2007      1.776          1.696          4,427,287
                                                       2006      1.739          1.776            726,415

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.308          1.348                 --
                                                       2006      1.273          1.308          3,125,142
                                                       2005      1.266          1.273          3,182,118

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.128          1.208                 --
                                                       2006      0.905          1.128          3,176,741
                                                       2005      0.801          0.905          2,670,171

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.121          1.169                 --
                                                       2006      1.011          1.121          2,719,840
                                                       2005      0.962          1.011          2,780,772

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.318          1.314                 --
                                                       2006      1.177          1.318          3,385,203
                                                       2005      1.114          1.177          3,525,701

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      0.729          0.390         10,248,598
                                                       2007      0.615          0.729         11,521,344
                                                       2006      0.629          0.615         13,891,601

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.473          1.401          1,926,108
                                                       2007      1.407          1.473          2,277,476
                                                       2006      1.353          1.407          2,821,508

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.208          0.746          4,124,178

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.716          0.933          5,414,777
                                                       2007      1.676          1.716          6,378,104
                                                       2006      1.653          1.676          8,061,123

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      2.079          1.249          2,363,906
                                                       2007      2.027          2.079          3,034,380
                                                       2006      1.975          2.027          3,673,762

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      0.837          0.555            919,191

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008      1.365          1.425          1,982,332
                                                       2007      1.346          1.365          2,195,682

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.077          0.632          2,941,550
                                                       2007      1.059          1.077          1,619,336
                                                       2006      1.000          1.059            259,608

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.084          0.914            838,465
                                                       2007      1.042          1.084            702,513
                                                       2006      1.000          1.042            209,401

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.082          0.836          1,360,479
                                                       2007      1.048          1.082            747,274
                                                       2006      1.000          1.048            305,946

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.083          0.761          4,293,313
                                                       2007      1.053          1.083          2,688,290
                                                       2006      1.000          1.053          1,022,753

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.083          0.692          5,149,948
                                                       2007      1.058          1.083          4,096,531
                                                       2006      1.000          1.058          1,799,899

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.181          0.732          1,634,980
                                                       2007      1.191          1.181          1,935,857

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      2.186          1.673          8,794,148
                                                       2007      2.130          2.186         10,568,624
                                                       2006      1.992          2.130         12,522,537

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.490          0.991          1,851,808
                                                       2007      1.406          1.490          1,614,190
                                                       2006      1.271          1.406          1,033,204

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008      1.191          0.679          2,050,394
                                                       2007      1.220          1.191          2,427,902

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.304          0.854          2,315,257
                                                       2007      1.343          1.304          2,577,412

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.150          0.657          2,258,484
                                                       2007      1.070          1.150          2,447,922
                                                       2006      0.998          1.070          2,705,886

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.156          0.760          5,374,928

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.111          1.092          4,168,442
                                                       2007      1.079          1.111          4,542,557
                                                       2006      1.042          1.079          5,280,065

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.118          1.182                 --
                                                       2005      1.073          1.118            648,860

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2008      1.337          1.380          6,162,324
                                                       2007      1.248          1.337          5,140,662
                                                       2006      1.220          1.248          5,870,103
                                                       2005      1.209          1.220          5,904,054

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.956          2.089                 --
                                                       2006      1.693          1.956          3,920,654
                                                       2005      1.605          1.693          3,969,603

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.149          1.224                 --
                                                       2005      1.073          1.149         12,161,921

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.023          1.091                 --
                                                       2005      1.035          1.023             95,656

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.348          2.565                 --
                                                       2005      2.120          2.348          2,488,257

  Travelers Equity Income Subaccount (10/96).........  2006      1.879          1.975                 --
                                                       2005      1.826          1.879          3,967,894

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.513          1.551                 --
                                                       2005      1.497          1.513            947,377

  Travelers Large Cap Subaccount (9/96)..............  2006      1.603          1.653                 --
                                                       2005      1.497          1.603          5,659,374

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      0.986          1.047                 --
                                                       2005      0.893          0.986          1,240,345

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.595          0.629                 --
                                                       2005      0.586          0.595         17,380,444

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.929          1.992                 --
                                                       2005      1.902          1.929         13,700,725

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.176          1.271                 --
                                                       2005      1.121          1.176            447,743

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.296          1.490                 --
                                                       2005      1.202          1.296          6,053,891

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.390          1.475                 --
                                                       2005      1.331          1.390            197,581

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.523          1.539                 --
                                                       2005      1.492          1.523          1,386,236

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.365          1.353                 --
                                                       2005      1.364          1.365          3,374,701

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.590          1.660                 --
                                                       2005      1.582          1.590          5,030,438

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.081          1.042                 --
                                                       2005      1.052          1.081          7,031,317

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2008      0.876          0.835                 --
                                                       2007      0.762          0.876            874,438
                                                       2006      0.754          0.762            973,798
                                                       2005      0.711          0.754            891,392

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008      1.632          1.032          1,426,592
                                                       2007      1.697          1.632          1,340,137
                                                       2006      1.484          1.697          1,186,033
                                                       2005      1.447          1.484          1,039,939




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds -- Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGES





                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
LEGG MASON INCOME TRUST                        LEGG MASON INCOME TRUST
     Legg Mason Partners Investment Grade      Legg Mason Partners Corporate Bond
       Bond Fund -- Class A                         Portfolio -- Class A
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
  Lehman Brothers(R) Aggregate Bond Index      Barclays Capital Aggregate Bond Index
     Portfolio -- Class A                           Portfolio -- Class A
JANUS ASPEN SERIES                             JANUS ASPEN SERIES
     Mid Cap Growth Portfolio -- Service       Enterprise Portfolio -- Service Shares
       Shares


UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  Met/AIM Capital Appreciation                 BlackRock Legacy Large Cap Growth
     Portfolio -- Class A                           Portfolio -- Class A
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
     FI Large Cap Portfolio -- Class A         BlackRock Legacy Large Cap Growth
                                                    Portfolio -- Class A


UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were replaced by the former Underlying Funds.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Equity Index    MetLife Stock Index Portfolio -- Class A
     Portfolio -- Class II
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  PIMCO VIT Total Return                       PIMCO Total Return Portfolio -- Class B
     Portfolio -- Administrative Class
VAN KAMPEN LIFE INVESTMENT TRUST               MET INVESTORS SERIES TRUST
  Van Kampen Life Investment Trust Comstock    Van Kampen Comstock Portfolio -- Class B
     Portfolio -- Class II

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES

        SERIES FUND/TRUST                   PORTFOLIO/SERIES                    MARKETING NAME
---------------------------------  ---------------------------------  ---------------------------------
American Funds Insurance           Global Growth Fund                 American Funds Global Growth Fund
  Series(R)
American Funds Insurance           Growth-Income Fund                 American Funds Growth-Income Fund
  Series(R)
American Funds Insurance           Growth Fund                        American Funds Growth Fund
  Series(R)
Janus Aspen Series                 Enterprise Portfolio               Janus Aspen Series Enterprise
                                                                      Portfolio
Metropolitan Series Fund, Inc.     FI Value Leaders Portfolio         FI Value Leaders Portfolio
                                                                      (Fidelity)
Fidelity(R) Variable Insurance     Contrafund(R) Portfolio            Fidelity VIP Contrafund(R)
  Products                                                            Portfolio
Fidelity(R) Variable Insurance     Mid Cap Portfolio                  Fidelity VIP Mid Cap Portfolio
  Products



                    ANNUITY CONTRACT LEGAL AND MARKETING NAME

         ANNUITY CONTRACT                                                       MARKETING NAME
---------------------------------                                     ---------------------------------
Registered Fixed Account Option                                       Fixed Account


                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

                     The Insurance Company
                     Services
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Calculation of Money Market Yield
                     ERISA
                     Independent Registered Public Accounting Firms Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009 ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.

Name:

Address:

Form SAI Book 94

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------

                                 COMPETING FUNDS

The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in our opinion consists primarily of fixed income securities and/or money market instruments.

          NONE


                                       E-1